CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) (Parenthetical) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2018
REVENUES:
Commissions to charterers	$ 43,125	$ 629,015	$ 302,556	$ 153,406
EXPENSES:
Voyage expenses, related party		29,769	40,471
Administration expenses, related party	0	400,000	0	0
OTHER INCOME/(EXPENSES):
Interest and finance costs, related party	$ 0	$ 305,000	$ 162,500	$ 0